Goodwill - Summary Of Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 123,217	$ 46,956	$ 36,207